Taxes (Details) - Schedule of tax payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax payable [Abstract]
VAT taxes (recoverable)/payable	$ (7,786)	$ 197
Other taxes payable	80	468
Total	$ (7,706)	$ 665